Document and Entity Information	9 Months Ended
	May 31, 2012	Jul. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Movie Trailer Galaxy, Inc.
Entity Central Index Key	0001502952
Amendment Flag	true
Document Type	S-1
Document Period End Date	May 31, 2012
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--08-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,343,800
Amendment Description	EXPLANATORY NOTE On March 25, 2011, the Securities and Exchange Committee declared effective the registration statement on Form S-1 (the "Registration Statement") filed by Movie Trailer Galaxy, Inc. (the "Company"). The Company is filing this post effective amendment to the Registration Statement for the purpose of updating its financial and other disclosures.